UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2011

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            April 28, 2011

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      45

 Form 13F Information Table Value Total:      $836,867
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR  SH/   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT  PRN   CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE


 ANADARKO PETROLEUM CORP.        COM        032511107    13,517     165,000    SH         SOLE             165,000
 APACHE CORP.                    COM        037411105    19,638     150,000    SH         SOLE             150,000
 BAKER HUGHES, INC.              COM        057224107     8,224     112,000    SH         SOLE             112,000
 CF INDUSTRIES HOLDINGS,         COM        125269100     9,585      70,069    SH         SOLE              70,069
 CHEVRON CORP.                   COM        166764100   100,984     940,000    SH         SOLE             940,000
 CLIFFS NATURAL RESOURCES        COM        18683K101    14,742     150,000    SH         SOLE             150,000
 CONOCOPHILLIPS                  COM        20825C104    27,951     350,000    SH         SOLE             350,000
 CONSOL ENERGY INC.              COM        20854P109     2,483      46,300    SH         SOLE              46,300
 DEVON ENERGY CORP.              COM        25179M103    10,095     110,000    SH         SOLE             110,000
 DOW CHEMICAL CO.                COM        260543103    22,650     600,000    SH         SOLE             600,000
 ENERGEN CORP.                   COM        29265N108    11,677     185,000    SH         SOLE             185,000
 EOG RESOURCES INC.              COM        26875P101    14,221     120,000    SH         SOLE             120,000
 EQT CORP.                       COM        26884L109    10,978     220,000    SH         SOLE             220,000
 EXXON MOBIL CORP.               COM        30231G102   110,499   1,313,430    SH         SOLE           1,313,430
 FMC CORP.                       COM        302491303    11,041     130,000    SH         SOLE             130,000
 FOREST OIL CORP.                COM        346091705     5,325     140,771    SH         SOLE             140,771
 FREEPORT-MCMORAN COPPER         COM        35671D857    27,497     495,000    SH         SOLE             495,000
 HALLIBURTON CO.                 COM        406216101    26,166     525,000    SH         SOLE             525,000
 HESS CORP.                      COM        42809H107    21,303     250,000    SH         SOLE             250,000
 INTERNATIONAL COAL GROUP        COM        45928H106    23,372   2,068,283    SH         SOLE           2,068,283
 KINDER MORGAN INC               COM        49456B101     2,104      71,000    SH         SOLE              71,000
 MASSEY ENERGY CO.               COM        576206106     6,836     100,000    SH         SOLE             100,000
 MDU RESOURCES GROUP, INC.       COM        552690109     7,934     345,400    SH         SOLE             345,400
 NABORS INDUSTRIES, LTD          SHS        G6359F103    11,210     369,000    SH         SOLE             369,000
 NATIONAL FUEL GAS CO.           COM        636180101    12,950     175,000    SH         SOLE             175,000
 NATIONAL OILWELL VARCO          COM        637071101    15,854     200,000    SH         SOLE             200,000
 NEW JERSEY RESOURCES            COM        646025106    12,327     287,000    SH         SOLE             287,000
 NEWFIELD EXPLORATION            COM        651290108     6,081      80,000    SH         SOLE              80,000
 NOBLE ENERGY INC.               COM        655044105    21,746     225,000    SH         SOLE             225,000
 NORTHEAST UTILITIES             COM        664397106     6,920     200,000    SH         SOLE             200,000
 OASIS PETROLEUM, INC.           COM        674215108     4,743     150,000    SH         SOLE             150,000
 OCCIDENTAL PETROLEUM            COM        674599105    36,572     350,000    SH         SOLE             350,000
 PIONEER NATURAL                 COM        723787107    14,269     140,000    SH         SOLE             140,000
 POTASH CORP OF                  COM        73755L107    16,662     282,750    SH         SOLE             282,750
 PRAXAIR, INC.                   COM        74005P104    19,965     196,508    SH         SOLE             196,508
 QEP RESOURCES, INC              COM        74733V100     8,108     200,000    SH         SOLE             200,000
 QUESTAR CORP                    COM        748356102     3,076     176,300    SH         SOLE             176,300
 ROYAL DUTCH SHELL         SPONSORED ADR A  780259206    24,088     330,612    SH         SOLE             330,612
 SCHLUMBERGER LTD                COM        806857108    46,630     500,000    SH         SOLE             500,000
 SOUTHWESTERN ENERGY             COM        845467109     8,594     200,000    SH         SOLE             200,000
 SPECTRA ENERGY CORP.            COM        847560109     5,676     208,812    SH         SOLE             208,812
 TECK RESOURCES LTD              CL B       878742204    10,604     200,000    SH         SOLE             200,000
 TRANSOCEAN LTD.               REG SHS      H8817H100    17,769     227,953    SH         SOLE             227,953
 WEATHERFORD INT'L. LTD          REG        H27013103    10,170     450,000    SH         SOLE             450,000
 WILLIAMS COMPANIES, INC.        COM        969457100    14,031     450,000    SH         SOLE             450,000
                                                        836,867

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